Other liabilities - Balance sheet presentation (Details) - USD ($) $ in Millions	Dec. 31, 2022		Feb. 23, 2022	Dec. 31, 2021
Other Liabilities [Abstract]
Other current liabilities	$ 306	[1]	$ 233	$ 219	[1]
Other non-current liabilities	190	[1]	$ 171	112	[1]
Total Other Liabilities	$ 496			$ 331

[1]	Includes $17 million fair value adjustment of West Gemini off-market lease obligation.